UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Two Greenwich Office Park
         Greenwich, Connecticut  06831

13F File Number:  028-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

 /s/    Kevin Wyman     Greenwich, Connecticut     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $194,715 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLIED MICRO CIRCUITS CORP    COM NEW          03822W406       81    15000 SH       SOLE                    15000        0        0
ARVINMERITOR INC               FRNT 4.625% 3/0  043353AF8    25331 33275000 PRN      SOLE                 33275000        0        0
BOISE INC                      COM              09746Y105      110    21300 SH       SOLE                    21300        0        0
CHARMING SHOPPES INC           COM              161133103      130    50000 SH       SOLE                    50000        0        0
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4     7685  7685000 PRN      SOLE                  7685000        0        0
DENDREON CORP                  NOTE 2.875% 1/1  24823QAC1      181   250000 PRN      SOLE                   250000        0        0
EQUINIX INC                    NOTE 2.500% 4/1  29444UAF3     9807  9710000 PRN      SOLE                  9710000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V118     1237   106285 SH       SOLE                   106285        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126      625    78831 SH       SOLE                    78831        0        0
GENERAL MTRS CO                JR PFD CNV SRB   37045V209     1487    42402 SH       SOLE                    42402        0        0
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     1981  2130000 PRN      SOLE                  2130000        0        0
INTEL CORP                     SDCV 2.950%12/1  458140AD2    11645 11443000 PRN      SOLE                 11443000        0        0
INTEVAC INC                    COM              461148108       84    12000 SH       SOLE                    12000        0        0
KINROSS GOLD CORP              NOTE 1.750% 3/1  496902AD9    25823 26216000 PRN      SOLE                 26216000        0        0
MAGNACHIP SEMICONDUCTOR CORP   COM              55933J203    15701  2336467 SH       SOLE                  2336467        0        0
MCMORAN EXPLORATION CO         NOTE 5.250%10/0  582411AE4    25551 25062000 PRN      SOLE                 25062000        0        0
MERITOR INC                    COM              59001K100      106    15000 SH       SOLE                    15000        0        0
MF GLOBAL HLDGS LTD            NOTE 3.375% 8/0  55277JAB4     1339  1723000 PRN      SOLE                  1723000        0        0
MYLAN INC                      NOTE 1.250% 3/1  628530AG2     7908  7900000 PRN      SOLE                  7900000        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883    11471   450000 SH       SOLE                   450000        0        0
RAMBUS INC DEL                 COM              750917106     4788   342000 SH  CALL SOLE                   342000        0        0
RAMBUS INC DEL                 NOTE 5.000% 6/1  750917AC0     7602  6890000 PRN      SOLE                  6890000        0        0
SESI L L C                     FRNT 1.500%12/1  78412FAH7    14329 14374000 PRN      SOLE                 14374000        0        0
SONUS NETWORKS INC             COM              835916107      108    50000 SH       SOLE                    50000        0        0
SPROTT PHYSICAL GOLD TRUST     UNIT             85207H104     3491   248791 SH       SOLE                   248791        0        0
ULTRALIFE CORP                 COM              903899102      200    40400 SH       SOLE                    40400        0        0
UNITED RENTALS NORTH AMER IN   NOTE 1.875%10/1  911365AH7    14639 14815000 PRN      SOLE                 14815000        0        0
YRC WORLDWIDE INC              COM NEW          984249300     1275 26011255 SH       SOLE                 26011255        0        0